Income and other taxes - Net deferred income tax assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	$ (75,868)	$ (161,206)	$ (217,153)
Deferred tax assets	137,524	111,614	60,065
Deferred tax liabilities	(213,392)	(272,820)	$ (277,218)
Property, plant and equipment (owned)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	(448,533)	(447,077)
Deferred tax assets	(262,020)	(250,890)
Deferred tax liabilities	(186,513)	(196,187)
Right-of-use assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	(43,386)	(45,501)
Deferred tax assets	(35,297)	(26,725)
Deferred tax liabilities	(8,089)	(18,776)
Repatriation taxes
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	(102,370)	(93,363)
Deferred tax assets	0	0
Deferred tax liabilities	(102,370)	(93,363)
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	(15,205)	(10,424)
Deferred tax assets	0	(48)
Deferred tax liabilities	(15,205)	(10,376)
Temporary differences including temporary differences with liability balances
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	(609,494)	(596,365)
Deferred tax assets	(297,317)	(277,663)
Deferred tax liabilities	(312,177)	(318,702)
Non-capital loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	391,132	286,004
Deferred tax assets	339,396	286,004
Deferred tax liabilities	51,736	0
Lease obligations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	56,894	56,802
Deferred tax assets	44,455	33,979
Deferred tax liabilities	12,439	22,823
Share-based compensation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	14,669	3,075
Deferred tax assets	1,758	0
Deferred tax liabilities	12,911	3,075
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	70,931	89,278
Deferred tax assets	49,232	69,294
Deferred tax liabilities	21,699	19,984
Temporary differences including temporary differences with asset balances
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	533,626	435,159
Deferred tax assets	434,841	389,277
Deferred tax liabilities	$ 98,785	$ 45,882